Other Reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	€ 104,114
Other comprehensive income	(837)	€ 730	€ (240)
Comprehensive income	(161,795)	(226,335)	(170,621)
Share-based payments (Note 15)	11,110	37,267	17,409
Change in Non-controlling interests	(13)	(21)
Other reserves at end of period	108,623	104,114
Total other reserves
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	104,114	66,093	50,917
Other comprehensive income	(883)	730	(176)
Comprehensive income	(883)	730	(176)
Share-based payments (Note 15)	11,110	37,267	17,256
Exercise of options	(5,649)
Change in Non-controlling interests	(69)	24	(1,904)
Other reserves at end of period	108,623	104,114	66,093
Share-Based Payments
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	113,395	76,128	58,872
Share-based payments (Note 15)	11,110	37,267	17,256
Exercise of options	(5,649)
Other reserves at end of period	118,856	113,395	76,128
Exchange difference on net investment in foreign operations
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	(69,464)	(89,643)	(96,808)
Other comprehensive income	(74,437)	20,179	9,053
Comprehensive income	(74,437)	20,179	9,053
Change in Non-controlling interests			(1,888)
Other reserves at end of period	(143,901)	(69,464)	(89,643)
Currency translation adjustment
Disclosure of reserves within equity [line items]
Other reserves at beginning of period	60,183	79,608	88,853
Other comprehensive income	73,554	(19,449)	(9,229)
Comprehensive income	73,554	(19,449)	(9,229)
Change in Non-controlling interests	(69)	24	(16)
Other reserves at end of period	€ 133,668	€ 60,183	€ 79,608